Schedule of Information Related to Stock Options (Details) - $ / shares		1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Predecessor	Successor	Predecessor
Options outstanding, Number of options	1,993,235	1,993,235		1,993,235
Options exercisable, weighted average remaining life in life				5 years 3 months 18 days
Options exercisable, Number of options	1,639,566	1,639,566		1,639,566
Exercise Price One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price	$ 5.03	$ 5.03		$ 5.03
Options outstanding, Number of options	662,887	662,887		662,887
Options exercisable, weighted average remaining life in life				3 years 1 month 6 days
Options exercisable, Number of options	662,887	662,887		662,887
Exercise Price Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price	$ 11.33	$ 11.33		$ 11.33
Options outstanding, Number of options	12,186	12,186		12,186
Options exercisable, weighted average remaining life in life				9 years 6 months
Options exercisable, Number of options	12,186	12,186		12,186
Exercise Price Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price	$ 11.58	$ 11.58		$ 11.58
Options outstanding, Number of options	728,430	728,430		728,430
Options exercisable, weighted average remaining life in life				6 years 3 months 18 days
Options exercisable, Number of options	723,576	723,576		723,576
Exercise Price Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price	$ 16.36	$ 16.36		$ 16.36
Options outstanding, Number of options	589,732	589,732		589,732
Options exercisable, weighted average remaining life in life				8 years 3 months 18 days
Options exercisable, Number of options	240,917	240,917		240,917